Consolidated statements of financial position (Details 9) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
CondensedBalanceSheetStatementLineItems [Line Items]
Trade and other payables	€ 8,258,133	€ 12,413,662
Accrued Liabilities from R&D Projects
CondensedBalanceSheetStatementLineItems [Line Items]
Trade and other payables	5,250,654	8,274,042
Accounts Payable
CondensedBalanceSheetStatementLineItems [Line Items]
Trade and other payables	1,741,251	3,351,100
Other Accrued Liabilities and Payables
CondensedBalanceSheetStatementLineItems [Line Items]
Trade and other payables	€ 1,266,228	€ 788,520